Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
TextBlock 1 [Abstract]
Commitments and Contingencies
38.	Commitments and Contingencies

(a)	Contingent liabilities
Contingent liabilities can change due to unforeseen circumstances; therefore, management continuously reviews whether the likelihood of an outflow of resources embodying economic benefits has increased. Except in extremely rare circumstances where it cannot be reliably estimated, if the likelihood of an outflow of future economic benefits has increased, even if it had been treated as a contingent liability in the past, such changes in likelihood are recognized as a provision in the consolidated financial statements for the period in which the change occurred.
Management makes estimates and assumptions that affect disclosures of commitments and contingencies. All estimates and assumptions are based on the evaluation of current circumstances and appraisals with the supports of internal and/or external specialists.
Management regularly analyzes the most current information on contingent events and provides information regarding provisions related to contingent losses, including potential estimated legal costs. Such assessments are based on the consultations with internal and external legal counsel. In making the decision on the recognition of a provision, management considers the likelihood of an outflow of resources embodying economic benefits to settle the obligation and the possibility of making a reliable estimate of the amount.

(b)	Details of guarantees
1) Contingent liabilities on outstanding guarantees provided by the Company as of December 31, 2025 are as follows:

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
[The Company]
POSCO HOLDINGS INC.	POSCO Asia Co., Ltd.	ING BANK and others	USD	200,000,000	286,981	32,000,000	45,917
	POSCO Argentina S.A.U	HSBC and others	USD	1,079,900,000	1,549,547	1,017,467,072	1,459,962
POSCO	POSCO ASSAN TST STEEL INDUSTRY Inc	Citibank and others	USD	122,850,000	176,277	122,850,000	176,277
POSCO INTERNATIONAL Corporation	PT. Bio Inti Agrindo	Hana Bank Indonesia and others	IDR	631,200,000,000	54,031	631,200,000,000	54,031
	POSCO ASSAN TST STEEL INDUSTRY Inc	Woori Bank Hong Kong and others	USD	13,650,000	19,586	13,650,000	19,586
	POSCO INTERNATIONAL Deutschland GmbH	Bank Mendes Gans Amsterdam	USD	50,000,000	71,745	—	—
	POSCO INTERNATIONAL JAPAN Corp.					15,987,721	22,941
	POSCO INTERNATIONAL AMERICA Corp.					—	—
	POSCO INTERNATIONAL SINGAPORE Pte. Ltd.					—	—
	POSCO INTERNATIONAL Malaysia SDN BHD					—	—
	POSCO INTERNATIONAL ITALIA S.R.L.					—	—
	POSCO INTERNATIONAL MEXICO S.A. de C.V.					—	—
	POSCO INTERNATIONAL AUSTRALIA HOLDINGS PTY LTD					—	—

(in millions of Won)			Guarantee limit			Guarantee amount
Guarantor	Guarantee beneficiary	Financial institution	Foreign currency		Won equivalent	Foreign currency	Won equivalent
	POSCO INTERNATIONAL MEXICO E-MOBILITY S.A DE C.V.					—	—
	INTERNATIONAL POLAND E-MOBILITY SP. Z O.O.					—	—
	PT. KRAKATAU POSCO ENERGY	POSCO Asia Co., Ltd. and others	USD	102,903,407	147,656	29,400,000	42,186
	POSCO INTERNATIONAL MEXICO E-MOBILITY S.A DE C.V.	Export-Import Bank of Korea and others	USD	52,054,800	74,693	51,379,000	73,724
	POSCO INTERNATIONAL POLAND E-MOBILITY SP. Z O.O.	BNP Paribas Polska S.A.	EUR	23,678,000	39,914	23,678,000	39,914
	PT POSCO INTERNATIONAL ENP INDONESIA	PT Bank Negara Indonesia	USD	750,000	1,076	750,000	1,076
	AGPA PTE. LTD.	SMBC Singapore	USD	20,880,000	29,961	20,880,000	29,961
	POSCO INTERNATIONAL ALASKA ENERGY LLC	Glenfarne Alaska Partners, LLC	USD	45,000,000	64,571	45,000,000	64,571
POSCO STEELEON CO.,LTD.	Myanmar POSCO C&C Company, Limited.	POSCO Asia Co., Ltd.	CNY	121,678,106	24,915	101,398,422	20,762
POSCO FUTURE M CO., LTD.	ULTIUM CAM LIMITED PARTNERSHIP	Investissement Quebec, Strategic Innovation Fund	CAD	299,562,500	313,858	232,265,400	243,349
		Shinhan Bank	USD	100,000,000	143,490	100,000,000	143,490
[Associates and joint ventures]
POSCO HOLDINGS INC.	Nickel Mining Company SAS	ING Bank	EUR	46,000,000	77,543	46,000,000	77,543
	PT.Nicole Metal Industry	OCBC Bank and others	USD	40,180,000	57,654	17,090,526	24,523
POSCO	POSUK Titanium	Shinhan Bank	USD	12,750,000	18,295	12,750,000	18,295
POSCO INTERNATIONAL Corporation	GLOBAL KOMSCO Daewoo LLC	Hana Bank Bahrain	USD	6,650,000	9,542	4,200,000	6,027
POSCO Eco & Challenge Co., Ltd.	Chun-cheon Energy Co., Ltd	Kookmin Bank and others	KRW	149,200	149,200	117,980	117,980
[Others]
POSCO Eco & Challenge Co., Ltd.	Subcontractors for maintenance projects, etc.	Kookmin Bank and others	KRW	380,652	380,652	65,338	65,338
POSCO AUSTRALIA PTY LTD	Department of Trade and Investment (NSW Government) and others	Woori Bank and others	AUD	18,744,862	18,014	18,744,862	18,014
PT. Bio lnti Agrindo	KSU Mandob Sejatera	Bank Muamalat	IDR	80,000,000,000	6,848	5,866,666,666	502
POSCO COATED STEEL (THAILAND) CO., LTD.	AMATA NATURAL GAS DISTRIBUTION COMPANY LIMITED and others	SC Bank	THB	54,614,000	2,492	54,614,000	2,492
	BUREAU OF INDIAN STANDARDS (BIS)	SC Bank	USD	10,000	14	10,000	14
POSCO Maharashtra Steel Private Limited	Gail India and others	Deutsche Bank and others	INR	1,049,571,593	16,772	1,049,571,593	16,772
PT. Prime Agri Resources	Koperasi Bakomo Diri Maju (KBDM) and others	Koperasi Simpan Pinjam Sahabat Mitra Sejati and others	IDR	339,798,202,782	29,087	339,798,202,782	29,087

2)	The details of credit enhancements by types of the Company’s PF business as of December 31, 2025 are as follows:

①	Maintenance projects and others

a.	Details of PF credit enhancements including debt assumption and supplemental funding agreement and maturity of the related loans as follows:

(in millions of Won)								Balance of the loans
Provider	Projects(*1)	Borrower	Type	Credit enhancement measures	Agreed amount		Executed amount	Total	Within 3 months	3~6 months	6 months ~1 year	1 year ~2 years	2 years ~3 years	After 3 years
[The Company]
POSCO Eco & Challenge Co., Ltd.	Other projects	JB CLARK HILLS CORP	Main PF	Debt assumption	￦	45,630	38,025	38,025	—	—	38,025	—	—	—
[Associates and joint ventures]
POSCO Eco & Challenge Co., Ltd.	Other projects	New Songdo International City Development, LLC	Mortgage loan	Debt assumption		494,000	321,300	321,300	—	74,500	—	246,800	—	—
[Others]
POSCO Eco & Challenge Co., Ltd.	Maintenance projects	Bangbae Shindonga Apartment Reconstruction and Maintenance Project Association, etc.	Main PF	Debt assumption		1,359,516	592,214	592,214	—	63,400	48,174	94,447	95,075	291,118
	Other projects	Civic Center PFV	Main PF	Debt assumption		45,000	45,000	45,000	—	—	—	—	—	45,000
	Other projects	LandmarkSewoon	Main PF	Debt assumption		50,000	50,000	50,000	—	—	—	—	—	50,000
	Other projects	DAON INP Co., Ltd.	Main PF	Joint guarantee		78,000	60,000	60,000	—	—	—	—	60,000	—
	Other projects	Jeonju Eco-city	Main PF	Debt assumption		53,300	22,600	22,600	—	—	22,600	—	—	—
	Other projects	Alpha City H&G., Ltd.	Main PF	Debt assumption		60,000	60,000	60,000	—	—	—	—	60,000	—
	Other projects	Island One	Main PF	Debt assumption		50,000	50,000	50,000	—	—	—	—	50,000	—
	Other projects	Hankook Asset Development Co., Ltd.	Main PF	Debt assumption		48,000	40,000	40,000	—	—	—	40,000	—	—
	Other projects	Daegu MBC Site Mixed-use Development PFV	Main PF	Debt assumption		80,000	80,000	80,000	—	—	—	—	80,000	—
POSCO DX Co., Ltd.	Other projects	Jeonnong school keeper co. and others(*2)	Main PF	Supplemental funding agreement and others		123,309	36,691	36,691	—	—	—	—	1,367	35,324

						1,947,125	1,036,505	1,036,505	—	63,400	70,774	134,447	346,442	421,442

					￦	2,486,755	1,395,830	1,395,830	—	137,900	108,799	381,247	346,442	421,442

(*1)	The maintenance project mainly consists of reconstruction and condominium construction projects, and other projects consist of office buildings, retail shops, warehouses, and educational facilities.

(*2)
The obligation to supplement funding has been included in the Company’s proportionate interests. The execution amount of the supplement funding obligation may vary depending on the fulfillment of such obligations by other construction investors or operational investors. (Including other interests: guarantee limit of
￦
1,122,320 million, outstanding loan balance of
￦
337,508 million)

b.	The details of conditional debt assumption and principal repayment contracts in the event of construction default as of December 31, 2025 are as follows:

(in millions of Won)
		Contract amount		Contingency amount(*1)(*2)	Balance of loans
Maintenance projects	Total amount	￦	8,665,234	3,388,729	1,705,326
	Amount attributable to the Compan y		6,737,433	2,607,511	1,212,673
Other projects	Total amount		2,197,729	5,350,000	1,392,900
	Amount attributable to the Compan y		2,197,729	5,350,000	1,392,900

	Total amount		10,862,963	8,738,729	3,098,226
	Amount attributable to the Compan y	￦	8,935,162	7,957,511	2,605,573

(*1)	The overlapping amount with other credit enhancements such as the debt assumption agreement at the time of loan origination amounted to ￦ 28,305 million for maintenance projects.
(*2)
In the case of joint subcontracting projects, the total joint guarantee amount of the project participants is disclosed. The final execution amount of completion may vary depending on reasons attributable to project participants upon actual completion.

c.	The details of contingencies of claim for damages in the event of construction default as of December 31, 2025 are as follows:

(in millions of Won)		Contract amount		Contingency amount(*1)(*2)	Balance of loans
Other project s	Total amount	￦	11,500,272	12,756,200	8,391,513
	Amount attributable to the Company		10,871,875	12,366,854	8,068,064

(*1)	The overlapping amount with other credit enhancements such as the debt assumption agreement at the time of loan origination amounted to ￦ 385,000 million for maintenance projects.
(*2)
In the case of joint subcontracting projects, the total joint guarantee amount of the project participants is disclosed. The final execution amount of completion may vary depending on reasons attributable to project participants upon actual completion.

②	SOC projects

(in millions of Won)
Provider	Recipient	Credit enhancement measures	Approved amount		Remaining balance after repayment
[Associates and joint ventures]
POSCO DX Co., Ltd .	Pocheon-Hwado Highway Corp.(*1)	Providing funds	￦	24,923	22,234
POSCO Eco & Challenge Co., Ltd.	Pocheon-Hwado Highway Corp.(*1)	Providing funds		319,515	285,039
	POHANG E&E Co., LTD(*2)	Providing funds and supplemental funding agreement		71,930	39,266
	Pureun Tongyeong Enviro Co., Ltd.(*2)	Providing funds		25,630	9,804
	Pure Gimpo.Co.,Ltd(*2)	Providing funds		51,565	21,181
	Clean Iksan Co.,Ltd(*2)	Providing funds		44,054	20,137

				537,617	397,661

[Others]
POSCO DX Co., Ltd.	Western Inland highway CO.,LTD.	Providing funds		47,348	32,668
	Busan Sanseong Tunnel	Refinancing		7,621	7,621
POSCO Eco & Challenge Co., Ltd(*3)	Western Seoul highway CO.,LTD. and others	Supplemental funding agreement		63,683	28,201
	Western Inland highway CO.,LTD. and others	Providing funds		2,778,848	1,562,721
	Pohang Youngil Bay New Port	Debt assumption		2,250	1,440
	Busan Sanseong Tunnel	Refinancing		35,296	26,750

				2,935,046	1,659,401

			￦	3,472,663	2,057,062

(*1)	The Company provides a funding commitment of ￦ 307,273 million (including other shares: ￦ 555,848 million) equivalent to the Company’s shares of the loan balance for the private investment project.
(*2)	The Company provides a funding commitment of ￦ 90,387 million (including other shares: ￦ 163,819 million) equivalent to the Company’s shares of the loan balance for the private investment project.
(*3)	The Company provides a funding commitment of ￦ 1,619,113 million (including other shares: ￦ 7,702,054 million) equivalent to the Company’s shares of the loan balance for the private investment project.

3)	Other guarantees

①
As of December 31, 2025, the payment guarantees that the Company provides to clients, such as contract performance guarantees, installment guarantees, and defect guarantees, by subscribing to insurance policies with guarantee insurance companies or issuing guarantee certificates are as follows:

(in millions of Won)
Provider of credit enhancement	Recipient of credit enhancement	Types of guarantees	Agreed amount		Executed amount	Guarantor
[Subsidiaries]
POSCO Eco & Challenge Co., Ltd.	Ventanas Philippines Construction Inc	Guarantee on performance for contracts and others	￦	11,202	11,202	Korea Trade Insurance Corporation and others
POSCO GYR Tech	POSCO and others	Defect liability warranty		101	101	CI Guarantee

				11,303	11,303

[Associates]
POSCO Eco & Challenge Co., Ltd.	PT.Tanggamus Electric Power	Letter of credit		2,877	2,877	Hana Bank
	PT. Wampu Electric Power	Letter of credit		2,583	2,583	Hana Bank

				5,460	5,460

[Others]
POSCO Eco & Challenge Co., Ltd.	DAEWOO ENGINEERING & CONSTRUCTION Co., Ltd and others	Guarantee on performance for construction and others		8,803,087	8,793,877	Construction Guarantee Cooperative and others
POSCO WIDE Co., Ltd	Human Eco-Land Co., Ltd.	Guarantee on performance for contracts		3,050	3,050	Seoul Guarantee Insurance
POSCO GYR Tech	KEPCO KPS and others	Defect liability warranty		1,095	1,095	CI Guarantee

				8,807,232	8,798,022

			￦	8,823,995	8,814,785

②	As of December 31, 2025, the primary payment guarantees and other guarantees that the Company is provided from the guarantee institution are as follows:

(in millions of Won)
Provider	Types of guarantees	Agreed amount		Executed amount
Construction Guarantee Cooperative	Subcontractor Payment Guarantee and others	￦	5,255,953	5,255,953
Engineering guarantee insurance	Guarantee on performance for EPC contracts and others		913,756	700,662
Seoul Guarantee Insurance	Construction performance guarantee and others		517,441	517,441
Korea Housing & Urban Guarantee Corporation	Housing Guarantee and others		5,711,921	5,038,742
Woori Bank and others	Foreign currency guarantee		1,953,945	897,193
Korea software financial cooperative	Guarantee on performance for contracts		120,173	114,611
Seoul Guarantee Insurance	Guarantee on performance and others		80,249	80,249
Construction Guarantee Cooperative	Guarantee on performance for contracts		24,482	195
CI Guarantee	Defect liability warranty		1,196	1,196

		￦	14,579,116	12,606,242

(c)	Major commitments
Details of major commitments of the Company as of December 31, 2025 are as follows:

Company	Description
POSCO HOLDINGS INC.
As of December 31, 2025, POSCO HOLDINGS INC. entered into a commitment with KOREA ENERGY AGENCY for long-term foreign currency borrowings, which are limited up to the amount of USD 1.05 million. The borrowing is related to the exploration of gas hydrates in Western Fergana-Chinabad. The repayment of the borrowings depends on the success of the projects. POSCO HOLDINGS INC. is not liable for the repayment of full or part of the amount borrowed if the respective projects fail. POSCO HOLDINGS INC. has agreed to pay a certain portion of its profits under certain conditions, as defined by the borrowing agreements.As of December 31, 2025, the ending balance of the borrowing amounts to USD 1.02 million.

POSCO HOLDINGS INC. has deposited 86,611 treasury shares for exchange with the Korea Securities Depository in relation to foreign currency exchangeable bonds as of December 31, 2025.

POSCO
POSCO entered into long-term contracts to purchase iron ore, coal, nickel and others. The long-term purchase contract period is more than two years for iron ore, three years for coal, and one year for nickel. These contracts provide for periodic price adjustments based on the market price. As of December 31, 2025, 48 million tons of iron ore and 18 million tons of coal remained to be purchased under such long-term contracts.

POSCO entered into an agreement with Tangguh Liquefied Natural Gas (LNG) Consortium in Indonesia to purchase of LNG
. The purchase contract period and volume are 550,000 tons per year for 20 years from August 2005, and 120,000 tons from September 2025 to December 2026. The purchase price is subject to change, based on changes of the monthly standard oil price (JCC) and with a price ceiling.

POSCO has a long-term service contract for the transportation of raw material. As of December 31, 2025, there are 32 vessels under contract, and the average remaining contract period is about 6 years.

POSCO entered into an agreement (LNG SPA) with POSCO INTERNATIONAL SINGAPORE PTE LTD. to purchase 370 thousand tons of LNG annually for 15 years commencing in November 2026.The purchase price is subject to change based on changes of U.S. Henry Hub Natural Gas Spot Price. POSCO has extension option of extending the purchase contract by five years.

POSCO has entered into a LNG terminal usage agreement with POSCO INTERNATIONAL Corporation to consume directly imported LNG for processing and power generation at the Pohang and Gwangyang steelworks after unloading, storing, vaporizing, and transmitting it through the Gwangyang LNG terminal. This agreement grants the Company the exclusive and sole right to use

200,000   of LNG storage capacity in the new LNG storage tank and to use the terminal facilities, including other ancillary equipment. The contract period is from September 1, 2025, to August 31, 2041.

Company	Description

Regarding the shares of FEWM CO., LTD., POSCO holds a put option, exercisable from July 1, 2026, to June 30, 2027. This gives the Company the right to claim the sale of its shares in the entity at a pre-negotiated exercise price, to the extent that the Company’s stake reaches
59%
of the total issued shares of the entity at that time.

POSCO INTERNATIONAL Corporation	The Company invested in the Ambatovy Nickel Project (DMSA/AMSA) in Madagascar through the Korea Ambatovy Consortium (KAC) formed with Korea Mine Rehabilitation and Mineral Resources Corporation (KOMIR) and STX Corporation. SHERRITT INTERNATIONAL CORP., the operator, transferred a portion of the project’s interests to Sumitomo and AHL (Ambatovy Holdings Limited) in November 2017, and transferred the remaining interests of the project to Sumitomo and AHL2 (Ambatovy Holdings II Limited) in August 2020. KAC has the rights and obligations to the 15.33% stake held by AHL and AHL2.

As of December 31, 2025, according to the investor agreement for the construction of Samcheok Thermal Power Plant, POSCO INTERNATIONAL Corporation is obligated to make contributions for core capital, unqualified investment, excess expenses occurred for business, and acceleration of payment.

POSCO FUTURE M CO., LTD	In accordance with the GP Shareholders Agreement with GM Battery Raw Materials Corporation (“GM”), the Company has an obligation to make additional capital contributions to ULTIUM CAM LIMITED PARTNERSHIP. As of December 31, 2025, the remaining amount of USD 484,364 thousand is scheduled to be contributed additionally by 2026 through capital call.

(d)	Commitment for asset acquisition
The commitment amount for the acquisition of major assets that has not yet occurred as of December 31, 2024 and 2025 are as follows:

(In millions of Won)	2024		2025
Property, plant and equipment	￦	5,853,808	5,573,047
Intangible assets		27,859	42,124
Investments in associates and joint ventures		92,958	167,683

	￦	5,974,625	5,782,854

(e)	Litigation in progress
As of December 31, 2025, litigations in progress that POSCO HOLDINGS INC. and certain subsidiaries are defendants in legal actions arising from the normal course of business are as follows:

(in millions of Won, in thousands of foreign currencies)
Company	Legal actions	Claim amount		Won equivalent	Description
POSCO HOLDINGS INC.	3	KRW	669	669	Lawsuit on claim for damages and others
POSCO	181	KRW	542,579	542,579	Lawsuit on claim for employee right and others
POSCO INTERNATIONAL Corporation	1	KRW	—	—	Lawsuit on claim for damages and others
	2	INR	4,469,396	71,421	Lawsuit on claim for payment on guarantees and others
	5	USD	72,662	104,263	Lawsuit on claim for damages and others
	1	PKR	124,775	639	Lawsuit on claim for damages
	1	ARS	1,800	2	Lawsuit on claim for damages
POSCO Eco & Challenge Co., Ltd.	136	KRW	503,451	503,451	Lawsuit on claim for damages and others
POSCO STEELEON Co.,Ltd.	1	KRW	271	271	Lawsuit on claim for damages
POSCO DX Co., Ltd .	1	BRL	21,845	5,722	Lawsuit on claim for damages
	8	KRW	3,401	3,401	Lawsuit on claim for damages and others
POSCO FUTURE M CO., LTD.	1	KRW	600	600	Lawsuit on claim for damages and others
POSCO A&C	7	KRW	2,485	2,485	Lawsuit on claim for damages and others
POSCO WIDE Co., Ltd.	3	KRW	322	322	Lawsuit on claim for damages and others
POSCO Mobility Solution Corporation	2	KRW	615	615	Lawsuit on claim for damages and others
POSCO-China Holding Corp.	1	USD	2,580	3,702	Lawsuit on claim for damages and others
POSCO Engineering and Construction India Private Limited	2	INR	493,968	7,894	Lawsuit on claim for payment and others
PT. POSCO E&C INDONESIA	1	IDR	13,561,952	1,161	Lawsuit on claim for payment and others
POSCO INDIA PROCESSING CENTER PRIVATE LIMITED	1	INR	54,420	870	Lawsuit on claim for damages
PT. KRAKATAU POSCO	2	IDR	11,108,052	951	Lawsuit over contract dispute and others
POSCO ZT AIR SOLUTION	1	KRW	25	25	Lawsuit on claim for damages
Pos-Sea Pte Ltd	1	USD	3,200	4,592	Lawsuit over contract dispute and others
Brazil Sao Paulo Steel Processing Center	7	BRL	6,729	1,763	Lawsuit on claim for labor and others
POSCO Thainox Public Company Limited	2	THB	3,480	159	Lawsuit on invalidation of a check
POSCO ASSAN TST STEEL INDUSTRY Inc.	27	USD	132	189	Lawsuit on claim for labor and others
POSCO Maharashtra Steel Private Limited	1	INR	9,500	152	Lawsuit on claim for labor and others
POSCO-TNPC	1	TRY	—	—	Lawsuit on claim for labor
POSCO-India Private Limited	1	INR	2,466	39	Lawsuit on claim for wages
POSCO MPPC S.A. de C.V.	4	MXN	4,924	393	Lawsuit on claim for labor and others
POSCO(Chongqing) Automotive Processing Center Co., Ltd.	1	CNY	510	104	Lawsuit on claim for penalty payment
The Company has recorded a provision for contingent losses for 38 lawsuits, including those related to guarantee obligations, and reasonably estimating the likelihood of occurrence and the amount (see Note 20).
For all the other lawsuits and claims, management does not believe the Company has any present obligations and therefore, the Company has not recognized any provisions as of December 31, 2025 for the matters.

(f)	Other contingent circumstances
Other major contingencies for the Company as of December 31, 2025 are as follows:

Company	Description
POSCO HOLDINGS INC.	POSCO HOLDINGS INC. has provided 3 blank checks to Korea Energy Agency as collateral for long-term foreign currency borrowings.

The Company has a joint obligation with the company newly established through spin-off,
POSCO, to discharge all liabilities (including financial guarantee contracts) incurred prior to the spin-off
date.

POSCO INTERNATIONAL Corporation	As of December 31, 2025, POSCO INTERNATIONAL Corporation has provided 19 blank promissory notes and 12 blank checks to Korea Energy Agency and others as collateral for the guarantee on performance for contracts and others.

POSCO Eco & Challenge Co., Ltd.	As of December 31, 2025, POSCO Eco & Challenge Co., Ltd. has provided 40 blank checks and 4 blank promissory notes as collateral for agreements and outstanding loans.

POSCO DX Co., Ltd .	As of December 31, 2025, POSCO DX Co., Ltd. has provided 7 blank checks to financial institutions as collateral for the guarantee on performance for contracts and others.

(g)	Other commitments
As of December 31, 2025, the Company has credit agreements for overdrafts, general loans, trade finance, and so forth with a number of financial institutions, including the Korea Development Bank. The total limit is
￦
36,127.4

b
illion,
 which is the Korean won equivalent of limits denominated in various foreign currencies.